Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Risk Management [Abstract]
Schedule of financial assets and liabilities
	As of December 31,		As of December 31,
	2021		2022
	Buy	Sale	Buy	Sale
U.S. Dollars (a)	3.975	3.998	3.808	3.820
Chilean Peso (b)	0.004706	0.004733	0.004449	0.004463
Colombian Peso (c)	0.000998	0.001004	0.000792	0.000794

(a)	U.S. Dollar as published by the Superintendencia de Banca y Seguros (hereinafter SBS).

(b)	Chilean peso as published by Banco Central de Chile.

(c)	Colombian peso as published by Banco de la Republica de Colombia.

Schedule of consolidated statement of financial position
In thousands of US dollars	2021	2022
Assets
Cash and cash equivalents	119,627	58,280
Trade accounts receivable, net	92,016	124,593
Accounts receivable from related parties	219,209	276,048
Other accounts receivable	87,742	75,536
	518,594	534,457
Liabilities
Borrowings	(101,975)	(215,076)
Bonds	(95,022)	(5,569)
Trade accounts payable	(123,128)	(119,104)
Accounts payable to related parties	(81,799)	(133,745)
Other accounts payable	(60,821)	(88,012)
Other provisions	(29,641)	(42,241)
	(492,386)	(603,747)

Schedule of corporation’s exchange gains and losses
In thousands of soles	2020	2021	2022
Gain	426,164	383,199	449,864
Loss	(429,930)	(430,410)	(450,133)
	(3,766)	(47,211)	(269)

Schedule of foreign currency translation adjustment
	2021		2022
	Assets	Liabilities	Assets	Liabilities
Chilean pesos	72,776,160	93,740,228	60,684,971	81,864,810
Colombian pesos	59,773,077	31,057,046	96,944,436	59,114,296

Schedule of financial liabilities
		Contractual cash flows
	Carrying	Less than			More than
In thousands of soles	amount	1 year	1-2 years	2-5 years	5 years	Total
As of December 31, 2021
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	509,557	224,503	52,751	173,392	124,320	574,966
Finance leases	9,836	5,624	4,613	296	-	10,533
Lease liability for right-of-use asset	60,507	18,817	24,295	21,993	8,086	73,191
Bonds	1,260,922	137,852	206,476	837,931	792,037	1,974,296
Trade accounts payables (except non-financial liabilities)	912,826	912,826	-	-	-	912,826
Accounts payables to related parties	101,716	51,004	50,712	-	-	101,716
Other accounts payables and other provisions (except non-financial liabilities)	842,198	323,070	22,941	109,383	422,666	878,060
	3,697,562	1,673,696	361,788	1,142,995	1,347,109	4,525,588

		Contractual cash flows
	Carrying	Less than			More than
In thousands of soles	amount	1 year	1-2 years	2-5 years	5 years	Total
As of December 31, 2022
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	819,973	599,310	71,732	216,392	-	887,434
Finance leases	835	873	-	-	-	873
Lease liability for right-of-use asset	59,085	19,075	31,705	23,386	113	74,279
Bonds	869,913	141,246	185,114	419,969	707,800	1,454,129
Trade accounts payables (except non-financial liabilities)	1,037,013	1,027,256	9,757	-	-	1,037,013
Accounts payables to related parties	80,781	53,488	25,420	697	1,176	80,781
Other accounts payables and other provisions (except non-financial liabilities)	712,071	186,326	64,307	89,868	470,129	810,630
	3,579,671	2,027,574	388,035	750,312	1,179,218	4,345,139

Schedule of gearing ratio
In thousands of soles	Note	2021	2022
Total borrowing, bonds and civil compensation (*)	17 and 18	2,326,903	2,238,699
Less: Cash and cash equivalents	9	(957,178)	(917,554)
Net debt (a)		1,369,725	1,321,145
Total equity (b)		1,456,010	1,346,006
Total net debt plus equity (a) + (b)		2,825,735	2,667,151
Gearing ratio		0.48	0.50

(*)	The provision for civil compensation is included in other provisions (Note 21).